1
Gabelli Opportunities in Live and Sports ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 84.2%
Financial Services – 2.4%
58,360
Cannae Holdings Inc. .............................
$ 663,553
Live Entertainment – 13.0%
4,000
CTS Eventim AG & Co. KGaA ................
229,599
14,242
Liberty Live Holdings Inc., Cl. A† ............
1,305,137
568
Live Nation Entertainment Inc.† .............
86,626
19,746
Madison Square Garden Entertainment
Corp.† .................................................
1,163,237
16,625
Parken Sport & Entertainment A/S .........
475,720
2,649
Sphere Entertainment Co.† ....................
310,992
3,571,311
Media – 14.6%
17,852
Comcast Corp., Cl. A ..............................
512,531
27,000
Dena Co. Ltd. ..........................................
414,429
10,500
Fox Corp., Cl. B ......................................
557,550
66,000
Grupo Televisa SAB, ADR ......................
192,060
5,531
Netflix Inc.† .............................................
531,806
2,391
Nexstar Media Group Inc. .......................
432,365
2,090
Take-Two Interactive Software Inc.† .......
412,775
17,269
Versant Media Group Inc. .......................
639,298
11,000
Warner Bros Discovery Inc.† ..................
302,060
3,994,874
Sports – 54.2%
6,500
AFC Ajax NV† ........................................
63,560
260,000
AGF A/S† ...............................................
47,454
41,296
Atlanta Braves Holdings Inc., Cl. C† .......
1,763,339
210,000
Borussia Dortmund GMBH & Co. KGAA
736,685
25,000
Celtic plc† ...............................................
64,525
8,600
Churchill Downs Inc. ...............................
772,538
1,771
Diageo plc, ADR .....................................
131,851
28,491
Eagle Football Group† ............................
55,325
5,000
EXOR NV ...............................................
379,410
1,300,000
Fenerbahce Futbol AS† ..........................
75,764
1,601
Ferrari NV ...............................................
541,858
95,000
Juventus Football Club SpA† .................
220,491
26,000
Liberty Global Ltd., Cl. A† .......................
314,340
18,450
Liberty Media Corp. - Liberty Formula
One, Cl. A† .........................................
1,440,576
6,700
Madison Square Garden Sports Corp.† .
2,153,380
73,981
Manchester United plc, Cl. A† ................
1,244,360
5,623
Nike Inc., Cl. B ........................................
297,007
79,460
Ollamani SAB† .......................................
324,747
30,000
Piaggio & C SpA .....................................
53,158
34,150
Rogers Communications Inc., Cl. B ........
1,313,068
59,000
Societa Sportiva Lazio SpA† ..................
81,835
18,000
Sport Lisboa e Benfica-Futebol SAD† ....
131,490
26,513
Sportradar Group AG, Cl. A† ..................
443,828
11,000
The Walt Disney Co. ...............................
1,060,180
Shares Market Value
5,580
TKO Group Holdings Inc. ........................
$ 1,125,207
14,835,976
TOTAL COMMON STOCKS ............ 23,065,714
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 15.8%
$ 4,355,000 U.S. Treasury Bills,
3.56% to 3.62%††, 05/19/26 to 06/25/26
4,323,599
TOTAL INVESTMENTS — 100.0%
(cost $28,089,146) ..................................
$ 27,389,313
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt